Share-based payments - Movements in option and award plans (Details)		12 Months Ended
		Dec. 31, 2019 shares £ / shares		Dec. 31, 2018 shares £ / shares
SVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	[1],[2]	67,898,000		191,610,000
Granted in the year, number of options	[1],[2]	2,317,000		1,425,000
Exercised/released in the year, number of options	[1],[2]	(62,970,000)		(119,688,000)
Less: forfeited in the year, number of options	[1],[2]	(1,626,000)		(5,449,000)
Less: expired in the year, number of options	[1],[2]	0		0
Outstanding at end of year, Number of options	[1],[2]	5,619,000		67,898,000
Of which exercisable, number of options	[1]	0		0
Outstanding at beginning of year/acquisition date, Weighted average | £ / shares	[1]	£ 0	[2]	£ 0
Granted in the year, weighted average exercise price | £ / shares	[1],[2]	0		0
Exercised/released in the year, weighted average exercise price | £ / shares	[1],[2]	0		0
Less: forfeited in the year, weighted average exercise price | £ / shares	[1],[2]	0		0
Less: expired in the year, weighted average exercise price | £ / shares	[1],[2]	0		0
Outstanding at end of year, Weighted average exercise price | £ / shares	[1],[2]	£ 0		£ 0
DSVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	[1],[2]	206,571,000		125,399,000
Granted in the year, number of options	[1],[2]	217,075,000		135,964,000
Exercised/released in the year, number of options	[1],[2]	(82,354,000)		(43,402,000)
Less: forfeited in the year, number of options	[1],[2]	(15,420,000)		(11,390,000)
Less: expired in the year, number of options	[1],[2]	0		0
Outstanding at end of year, Number of options	[1],[2]	325,872,000		206,571,000
Of which exercisable, number of options	[1]	0		0
Outstanding at beginning of year/acquisition date, Weighted average | £ / shares	[1]	£ 0	[2]	£ 0
Granted in the year, weighted average exercise price | £ / shares	[1],[2]	0		0
Exercised/released in the year, weighted average exercise price | £ / shares	[1],[2]	0		0
Less: forfeited in the year, weighted average exercise price | £ / shares	[1],[2]	0		0
Less: expired in the year, weighted average exercise price | £ / shares	[1],[2]	0		0
Outstanding at end of year, Weighted average exercise price | £ / shares	[1],[2]	£ 0		£ 0
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options		217,952,000		210,160,000	[1]
Granted in the year, number of options	[1],[3]	215,694,000		114,335,000
Exercised/released in the year, number of options	[1],[3]	(151,827,000)		(78,771,000)
Less: forfeited in the year, number of options	[1],[3]	(42,331,000)		(25,494,000)
Less: expired in the year, number of options	[1],[3]	(7,229,000)		(2,278,000)
Outstanding at end of year, Number of options		232,259,000		217,952,000
Of which exercisable, number of options	[1],[3]	32,376,000		23,556,000
Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Of which exercisable, number of options		15,148,343
Outstanding at beginning of year/acquisition date, Weighted average | £ / shares	[1],[3]	£ 1.41		£ 1.41
Granted in the year, weighted average exercise price | £ / shares	[1],[3]	1.19		1.51
Exercised/released in the year, weighted average exercise price | £ / shares	[1],[3]	1.21		1.5
Less: forfeited in the year, weighted average exercise price | £ / shares	[1],[3]	1.51		1.54
Less: expired in the year, weighted average exercise price | £ / shares	[1],[3]	2.08		1.8
Outstanding at end of year, Weighted average exercise price | £ / shares	[1],[3]	1.29		1.41
Of which exercisable, weighted average exercise price | £ / shares	[1],[3]	£ 1.32		£ 1.96

[1]	Options/award granted over Barclays PLC shares.
[2]	Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.
[3]

The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 15,148,343 ). The weighted average exercise price relates to Sharesave.